Transactions and Balances with Related Parties (Details) - Schedule of Debts and Loans to Related and Interested Parties - Ellomay Luzon Energy [Member] - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions and Balances with Related Parties (Details) - Schedule of Debts and Loans to Related and Interested Parties [Line Items]
Annual interest rate	[1]	8.10%
Debts and loans to related and intrested parites			€ 2,665
Interest income recognized in statement of income		€ 267	€ 1,398	€ 821

[1]	See Note 6A regarding the conversion of approximately NIS 46,933 thousand of the shareholders loans (of which the Company’s portion is approximately NIS 23,467 thousand) to capital notes.